Summary of Significant Accounting Policies (Details Textual) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Number of Shares Outstanding, Basic	1,652,014	1,633,897
Weighted Average Number Diluted Shares Outstanding Adjustment	0	0
First Community Bankers Insurance Co LLC [Member]
Equity Method Investment, Ownership Percentage	100.00%